UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08637

The Pacific Corporate Group Private Equity Fund

(Exact name of registrant as specified in charter)

1015 Ocean Boulevard, Coronado, California 92118

P.O. Box 181978, Coronado, California             92178

(Address of principal executive offices)     (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801 (Name and address of agent for service)

Registrant’s telephone number, including area code:  619-522-0100

Date of fiscal year end: 3/31/14

Date of reporting period: 12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44

U.S.C. § 3507.

Item 1.    Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)

As of December 31, 2013

				Fair Value
				% of
	Geographic			Shareholders’
	Location	Cost	Fair Value	Equity
Indirect Investments:

International:

CVC European Equity Partners II L.P.	Asia Pacific	$1,383,827	$1,029,585	27.30%
Consumer Discretionary, Industrials, Materials	Europe
$7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	USA	1,183,011	51,184	1.36%
Consumer Discretionary, Telecom Services	Latin America
$2,500,000 original capital commitment	Canada
.267% limited partnership interest

Total International		2,566,838	1,080,769	28.66%

Large Corporate Restructuring:

Apollo Investment Fund IV, L.P.	USA	119,837	51,356	1.36%
Consumer Discretionary, Industrials, IT	Canada
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	USA	2,905,221	187,595	4.97%
Consumer Discretionary, IT	Latin America
$5,000,000 original capital commitment	Canada
.124% limited partnership interest

Total Large Corporate Restructuring		3,025,058	238,951	6.33%

Medium Corporate Restructuring:

Fenway Partners Capital Fund II, L.P.	USA	2,812,966	795,924	21.10%
Consumer Discretionary, Industrials	Canada
$5,000,000 original capital commitment
.550% limited partnership interest

Total Medium Corporate Restructuring		2,812,966	795,924	21.10%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 2013

				Fair Value
				% of
	Geographic			Shareholders’
	Location	Cost	Fair Value	Equity
Sector Focused:

Providence Equity Partners III, L.P.	USA	$1,526,849	$57,796	1.53%
Consumer Discretionary	Canada
$3,500,000 original capital commitment
.372% limited partnership interest

VS&A Communications Partners III, L.P.	Europe	1,092,339	280,285	7.43%
Consumer Discretionary, IT	USA
$3,000,000 original capital commitment	Canada
.293% limited partnership interest

Total Sector Focused		2,619,188	338,081	8.96%

Venture Capital:

Sprout Capital VIII, L.P.	Middle East	3,211,183	9,792	0.26%
Health Care, IT, Materials	Africa
$5,000,000 original capital commitment	USA
.667% limited partnership interest	Canada

Total Venture Capital		3,211,183	9,792	0.26%

Total Indirect Investments		14,235,233	2,463,517	65.31%

Total Portfolio Investments (A) (B) (C) (D) (E) (F)		$14,235,233	$2,463,517	65.31%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), ended

As of December 31, 2013

(A)

The Trust’s indirect investments are illiquid as redemptions are not allowed. However, the Trust may exit investments by selling its portion in the secondary market after the opportunity to buy the Trust’s portion has been given to the other limited partners invested in this partnership.

(B)	In August, September, and December 2013, the Trust received liquidating distributions totaling $2,012,345 from Aurora Equity Partners II, L.P., resulting in a realized gain to the Trust of $316,565.

(C)	In July 2013, the Trust sold its remaining stock in ADCO Gobal, Inc. for $4,501,775, resulting in a realized gain of $2,638,075.

(D)	In May 2013, the Trust received a final liquidating distribution of $5,727 from Atlas Venture Fund IV, L.P., resulting in a realized loss to the Trust of $1,190,053.

(E)	In August 2013, the Trust received a final liquidating distribution of $303,134 from Sentinel Capital Partners II, L.P., resulting in a realized loss to the Trust of $1,094,678.

(F)	In December 2013, the Trust received a final liquidating distribution of $137,429 from Alta California Partners II, L.P., resulting in a realized loss to the Trust of $2,921,970.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)

As of December 31, 2013

Valuation of Investments - Portfolio investments valued at $2,463,517 as of December 31, 2013, representing 50.89% of total assets, are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust’s Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust’s capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust’s allocated share of the Indirect Investment’s profits and losses, including unrealized profits and losses.  Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity’s cash position. The Trust’s capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

Indirect Investments - As of December 31, 2013, the Trust had investments in 8 underlying funds, which are denoted as Indirect Investments on the consolidated schedule of portfolio investments. The Trust’s investment in any one fund ranged from 0.26% to 27.30% of the Trust’s net assets as of December 31, 2013 and in aggregate, represented 65.31% of the net assets of the Trust. Due to the limited liquidity of the Trust’s Indirect Investments, and the inherent uncertainty of the valuation of certain investments held by the funds, the values that the respective portfolio manager has ascribed to its investment within the funds may differ from the values that may be realized upon liquidation of such investments, and the differences could be material. The Trust reviews the investment valuation information provided by each respective portfolio manager and may on occasion make certain adjustments to the valuations in order to maintain compliance with generally accepted accounting principles (“GAAP”) or other authoritative guidance.

The fair value of the Trust’s securities received from Indirect Investments are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date; (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued using the following methods: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Advisor Trustee for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Advisor Trustee to be the best indicator of fair value). Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company’s securities, the company’s earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

As of December 31, 2013, all portfolio investments are privately held, and have been fair valued by the Adviser Trustee.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 2013

Indirect Investments (continued) - The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust’s Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date).  Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.  Interest income is recorded on the accrual basis.

Currency Risk - Although the majority of the Trust’s investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust’s assets which are denominated in currencies other than the U.S. dollar.

Fair Value of Portfolio Investments - In accordance with ASC 820-10, Fair Value Measurements (“ASC 820-10”), fair value is defined as the price that the Trust would receive upon selling an investment in an orderly transaction between market participants in the principal or most advantageous market at the measurement date.

ASC 820-10 established a three-tier hierarchy, based on inputs to valuation techniques, to maximize the use of observable market data and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the investment, including assumptions about risk.  Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the investment based on market data obtained from sources independent of the Trust.  Unobservable inputs are inputs that reflect the Trust’s own assumptions about the assumptions market participants would use in pricing the investment based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•

Level 1 – Quoted prices (unadjusted) in active markets for identical investments that the Trust has the ability to access at the measurement date.  This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 2013

Fair Value of Portfolio Investments (continued) -

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly.  These inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, and inputs other than quoted prices that are observable for the investment, for example, interest rate and yield curves, volatilities, prepayment speeds and credit risks, among others.  These are inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3 – Inputs that are unobservable inputs for the investment that are used to measure fair value when observable inputs are not available.  Unobservable inputs reflect the Trust’s own assumptions about the assumptions that market participants would use in pricing the investment.  These are inputs that are developed based on the best information available in the circumstances, which might include the Trust’s own data.

The following is a table of the inputs used as of December 31, 2013 in valuing the Trust’s investments carried at fair value:

		Significant
		Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investment	$548,202	$-	$-	$548,202
Deferred compensation plan assets	638,352	-	-	638,352

Portfolio Investments:
International	-	-	1,080,769	1,123,774
Large Corporate Restructuring	-	-	238,951	238,951
Medium Corporate Restructuring	-	-	795,924	795,924
Sector Focused	-	-	338,081	338,081
Venture Capital	-	-	9,792	8,878
Total Portfolio Investments	-	-	2,463,517	2,463,517

Total Valuation Inputs	$1,186,554	$-	$2,463,517	$3,650,071

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 2013

Fair Value of Portfolio Investments (continued) –

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Manufacturing	International	Large Corporate Restructuring	Medium Corporate Restructuring	Sector Focused	Small Corporate Restructuring	Venture Capital	Total

Balance as of April 1, 2013	$ 3,442,904	$848,162	$209,449	$2,897,883	$319,667	$297,609	$156,256	$8,171,930
Realized gain/loss	2,638,075	-	21,575	316,565	877	(1,094,678)	(4,112,023)	(2,229,609)
Unrealized appreciation/				-
depreciation	(1,579,204)	262,728	43,916	(251,697)	18,414	1,100,203	4,108,715	3,703,075
Distributions	(4,501,775)	(30,121)	(35,989)	(2,166,827)	(877)	(303,134)	(143,156)	(7,181,879)
Transfers into Level 3	-	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-	-
Balance as of December 31, 2013	$ -	$1,080,769	$238,951	$795,924	$338,081	$-	$9,792	$2,463,517

Net change in unrealized
appreciation/depreciation
from investments still held
as of December 31, 2013	$ -	$262,728	$43,916	$(136,638)	$18,414	$-	$914	$189,334

Concentration of Risk - The underlying funds related to the Indirect Investments are not registered under the Investment Company Act of 1940 and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverages that may involve significant risks. These underlying funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Indirect Investments may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Indirect Investment’s net asset value.

Investment Risk - An investment in the Trust is subject to investment risk, including the possible loss of the entire principal invested. An investment in the Trust represents an Indirect Investment in the securities owned by the underlying funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Trust at any point in time may be worth less than the original investment. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), ended

As of December 31, 2013

Federal Income Tax - The following is computed on a tax basis as of December 31, 2013:

Cost of portfolio investments

$

14,235,233

Gross unrealized appreciation

$

7,815,783

Gross unrealized depreciation

(19,587,499)

Net unrealized depreciation

$

(11,771,716)

Item 2. Controls and Procedures.

Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By

/s/ Christopher J. Bower

        Christopher J. Bower

       President / Principal Executive Officer

Date:

April 29, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Christopher J. Bower

 Christopher J. Bower

       President / Principal Executive Officer

Date:

April 29, 2014

By

/s/ Christopher J. Bower

 Christopher J. Bower

       Principal Financial Officer

Date:

April 29, 2014